Convertible Notes: (Details Text) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 27, 2012	Jun. 15, 2012
Old Notes issued	$ 103,500,000
Old Notes outstanding	102,347,000
Face Value of Old Notes Purchased	1,153,000
Cost of Old Notes Purchased	452,000
Such Old Notes included interest at a rate of 5.50% annually, paid semi-annually in arrears and originally matured on June 15, 2022.	5.50%
Old Notes Purchased through the "Put Option"					16,900,000
Balance of Old Notes					85,400,000
Percent of Old Notes held by the 3 largest holders	88.00%
Percent of Old Notes held by the 4 largest holders ("Large Note Holders")	98.70%
Percent of Old Notes held by the remaining holders ("Other Note Holders")	1.30%
· $700 principal amount of Old Notes were exchanged for: (i) $200 in cash, (ii) 147.06 Class A common shares of the Company (equivalent to a conversion price of $3.40), and (iii) a pro rata portion of an aggregate 5.468% Contingent Value Right (“CVR”).	For each $1,000 in principal amount, plus any accrued and unpaid interest on the Old Notes through the date on which the Restructuring was consummated: • $700 principal amount of Old Notes were exchanged for: (i) $200 in cash, (ii) 147.06 Class A common shares of the Company (equivalent to a conversion price of $3.40), and (iii) a pro rata portion of an aggregate 5.468% Contingent Value Right (“CVR”). • $300 principal of Old Notes remained outstanding representing the same continuing indebtedness, subject to certain amended terms (the “Modified Notes”) including: (i) maturity date of June 29, 2014; (ii) convertible into 250 shares of Class A common stock per $1,000 (equivalent to a conversion price of $4.00) at any time after the closing date upon 3 days prior written notice to the Company; (iii) mandatory redemption obligation for an amount of cash equal to 120% of the face value thereof plus accrued and unpaid interest upon certain events related to the receipt of proceeds connected with the arbitration proceedings or sale or other disposition of the Company’s mining data; (iv) optional redemption for shares of Common Stock at the conversion price noted above plus cash for any accrued and unpaid interest if the closing sale price of its Class A common shares is equal to or greater than 200% of the conversion price for at least 20 trading days in the period of 30 consecutive trading days; and (v) redemption at maturity by payment of cash in an amount equal to the principal plus accrued and unpaid interest thereon.
: Large Note Holders CVR				5.468%
Restructuring Costs	2,600,000
Amount paid to holders of Old Notes electing the Restructuring	900,000
Legal and other transaction costs	1,700,000
Interest paid	4,600,000	5,600,000	5,600,000
: Total electing Restructuring FV of notes				84,405,000
Old Notes	1,042,000			1,042,000
: Total electing Restructuring cash received				16,887,500
: Total electing Restructuring shares received				12,412,501
: Notes remaining outstanding				26,357,000
: Total electing Restructuring modified notes				25,315,000
Fair value of the aggregate consideration				75,100,000
Carrying value of Old Notes					84,400,000
Summary of original terms of the Indenture	The remaining Old Notes held by non-electing Other Note Holders continue to be subject to the original terms of the Indenture which include (i) a maturity date of June 15, 2022; (ii) conversion into 132.626 shares of Class A common shares per $1,000 (equivalent to a conversion price of $7.54 per common share) at any time upon prior written notice to the Company; (iii) the ability of the Company, at its option, to redeem all or part of the Old Notes for cash at a redemption price equal to 100% of the principal amount being redeemed plus accrued and unpaid interest.
Gain on the restructuring transaction				9,300,000
Cash portion of fair value of aggregate consideration				16,900,000
Equity portion of fair value of aggregate consideration				$ 37,900,000